Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax provision
	For the years ended December 31,
	2020	2019	2018
Current
Cayman Islands	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
China	3,367,763	1,790,739	993,144
Deferred	-	-
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
China	(312,780)	(201,638)	165,321
Total	$3,054,983	$1,589,101	$1,158,465

Schedule of income before income taxes and the actual provision of income taxes
	For the years ended December 31,
	2020	2019	2018

Profit before income taxes	$15,012,270	$10,985,232	8,810,938
PRC EIT rate	25%	25%	25%
Income taxes computed at statutory EIT rate	$3,753,068	$2,746,308	2,202,734
Reconciling items:
Effect of tax holiday and preferential tax rate(a)	(627,764)	(1,072,447)	(972,088)
Effect of non-deductible expense	5,202	4,738	2,674
Super deduction of qualified R&D expenditures	(75,523)	(89,498)	(74,855)
Income tax expense	$3,054,983	$1,589,101	1,158,465
Effective tax rate	20.35%	14.47%	13.15%
(a)	For years ended December 31, 2020, 2019 and 2018, the tax saving as the result of the preferential tax rate amounted to $627,764, $1,072,447 and $972,088, respectively, and per share effect of the preferential tax rate were $0.04, $0.06 and $0.06, respectively.

Schedule of deferred tax assets
	As of December 31,
	2020	2019
Net operating loss carry forwards	$276,730	$184,458
Provision for doubtful debts	326,076	70,095
Deferred tax assets, gross	602,806	254,553
Less: Valuation allowance	-	-
Deferred tax assets, net	$602,806	$254,553